SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term investments
Short-term investments	$ 132,829	$ 86,242
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	4.10%	2.00%
Annual interest rate, highest rate (as a percent)	9.00%	11.00%
Short-term investments	132,826	80,291
Belarusian ruble denominated deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)		26.00%
Annual interest rate, highest rate (as a percent)		37.00%
Short-term investments		5,933
Other
Short-term investments
Short-term investments	$ 3	$ 18